NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Allspring Discovery Fund	NVIT J.P. Morgan U.S. Equity Fund
NVIT Amundi Multi Sector Bond Fund	NVIT J.P. Morgan US Technology Leaders Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT Jacobs Levy Large Cap Core Fund
NVIT BlackRock Equity Dividend Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Loomis Core Bond Fund (formerly, NVIT Core
NVIT BNY Mellon Dynamic U.S. Equity Income	Bond Fund)
Fund	NVIT Loomis Short Term Bond Fund
NVIT Bond Index Fund	NVIT Loomis Short Term High Yield Fund
NVIT Calvert Equity Fund	(formerly, NVIT Federated High Income Bond Fund)
NVIT DoubleLine Total Return Tactical Fund	NVIT Mid Cap Index Fund
NVIT Fidelity Institutional AM® Emerging Markets	NVIT Multi-Manager Small Cap Value Fund
Fund (formerly, NVIT Emerging Markets Fund)	NVIT Multi-Manager Small Company Fund
NVIT Government Bond Fund	NVIT NS Partners International Focused Growth Fund
NVIT Government Money Market Fund	NVIT Putnam International Value Fund (formerly,
NVIT International Equity Fund	NVIT Columbia Overseas Value Fund)
NVIT International Index Fund	NVIT Real Estate Fund
NVIT Invesco Small Cap Growth Fund	NVIT S&P 500 Index Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund	NVIT Small Cap Index Fund
NVIT J.P. Morgan Innovators Fund	NVIT Victory Mid Cap Value Fund
NVIT J.P. Morgan Large Cap Growth Fund

Supplement dated June 17, 2025
to the Statement of Additional Information (“SAI”) dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT BNY Mellon Dynamic U.S. Core Fund and NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Effective immediately, all references to, and information regarding, Dimitri Curtil in the SAI are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE